Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
11. Related Parties
The Company incurred consulting fees with Dr. Arthur Feldman, the founder and a current director of the Company, of approximately $50,000 for each of the six months ended June 30, 2020 and 2021, respectively. As of June 30, 2021, amounts due to Dr. Feldman totaled approximately $17,000.

13.	Related Parties
In August 2019, the Company
paid-off
the $102,124 note payable it owed to Dr. Arthur Feldman, the founder and a current director of the Company, for $52,124 in cash and 12,300 shares of Series A Convertible Preferred shares. In addition, the Company paid consulting fees of approximately $41,000 to Dr. Feldman in 2019 and $100,000 in 2020.

Chardan Healthcare Acquisition 2 Corp. [Member]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In December 2018, the Company issued an aggregate of 5,000,000 shares of common stock to the Sponsor for an aggregate purchase price of $25,000. On April 28, 2020, the Sponsor cancelled 2,556,250 of its shares, resulting in 2,443,750 remaining shares owned by the Sponsor (“Founder Shares”). The Founder Shares included an aggregate of up to 318,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to partially exercise their over-allotment option, 288,089 Founder Shares were forfeited and 30,661 Founder Shares are no longer subject to forfeiture, resulting in there being 2,155,661 Founder Shares outstanding.
The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 10 trading days within any
30-trading
day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note—Related Party
On January 14, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $500,000. As of April 28, 2020, there was $30,000 outstanding under the Promissory Note. The Promissory Note was repaid on April 29, 2020.
On April 28, 2020, the Company issued a $500,000 promissory note to the Sponsor (the “Sponsor Promissory Note”) in exchange for $500,000 in cash that was used to pay the underwriting discount at the consummation of the Initial Public Offering. The Sponsor Promissory Note is
non-interest
bearing, unsecured and due upon the consummation of a Business Combination.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on April 28, 2020, the Company will pay an affiliate of the Sponsor up to $10,000 per month for general and administrative services including office space, utilities and secretarial support. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three months ended June 30, 2021 and 2020, the Company incurred $30,000 and $20,000, respectively, in fees for these services, respectively. For the six months ended June 30, 2021 and 2020, the Company incurred $60,000 and $20,000, respectively, in fees for these services.

Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would be paid upon consummation of a Business Combination, without interest.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In December 2018, the Company issued an aggregate of 5,000,000 shares of common stock to the Sponsor for an aggregate purchase price of $25,000. On April 28, 2020, the Sponsor cancelled 2,556,250 of its shares, resulting in 2,443,750 remaining shares owned by the Sponsor (“
Founder Shares
”). The Founder Shares included an aggregate of up to 318,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to partially exercise their over-allotment option, 288,089 Founder Shares were forfeited and 30,661 Founder Shares are no longer subject to forfeiture, resulting in there being 2,155,661 Founder Shares outstanding.
The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 10 trading days within any
30-trading
day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note — Related Party
On January 14, 2020, the Company issued an unsecured promissory note (the “
Promissory Note
”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $500,000. As of April 28, 2020, there was $30,000 outstanding under the Promissory Note. The Promissory Note was repaid on April 29, 2020.

On April 28, 2020, the Company issued a $500,000 promissory note to the Sponsor (the “Sponsor Promissory Note”) in exchange for $500,000 in cash that was used to pay the underwriting discount at the consummation of the Initial Public Offering. The Sponsor Promissory Note is
non-interest
bearing, unsecured and due upon the consummation of a Business Combination.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“
Working Capital Loans
”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would be paid upon consummation of a Business Combination, without interest.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on April 28, 2020, the Company will pay an affiliate of the Sponsor up to $10,000 per month for general and administrative services including office space, utilities and secretarial support. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2020, the Company incurred $90,000, in fees for these services, of which $20,000 is included in accounts payable and accrued expensed in the accompanying balance sheet.